Note 4 - Loans - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan and lease losses allocated, with an allowance recorded	$ 0
Recorded investment	1,639	1,948
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, with no related allowance recorded	35	0
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	0	0
Commercial and Multi-Family Real Estate [Member]
Recorded investment, with no related allowance recorded	500	668
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	0
Agricultural Real Estate [Member]
Recorded investment, with no related allowance recorded	5	8
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	0	0
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded	1,099	1,272
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	0	0
Agriculture [Member]
Recorded investment, with no related allowance recorded	0	0
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	0	0
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded	0	0
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	$ 0	$ 0